Segmented and Geographic Information, and Major Customers (Tables)	9 Months Ended
Sep. 30, 2025
Segmented and geographic information, and major customers
Schedule of operating segments
	As at September 30, 2025					As at December 31, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$5,840	$337	$199	$32,724	$39,100	$6,576	$1,390	$35	$12,001	$20,002
Trade and other receivables	5,154	4,927	-	517	10,598	5,485	1,450	-	197	7,132
Inventories	7,364	2,758	103	-	10,225	7,976	2,625	103	-	10,704
Prepaid expenses	1,288	1,382	394	798	3,862	745	933	755	443	2,876
Derivative instruments	-	-	-	2,861	2,861	-	-	-	-	-
Restricted cash	149	53	4,470	-	4,672	135	53	4,339	-	4,527
Property, plant and equipment	58,370	83,180	21,169	665	163,384	48,123	74,935	23,686	655	147,399
Total assets	$78,165	$92,637	$26,335	$37,565	$234,702	$69,040	$81,386	$28,918	$13,296	$192,640

Trade and other payables	$12,256	$9,425	$3,271	$5,766	$30,718	$12,650	$8,689	$2,896	$13,098	$37,333
Derivative instruments	-	-	-	-	-	-	-	-	709	709
Pre-payment facility	-	2,550	-	-	2,550	-	2,000	-	-	2,000
Credit facility	9,160	-	-	-	9,160	9,490	-	-	-	9,490
Term loan facility	-	-	-	48,019	48,019	-	-	-	-	-
Other long-term liabilities	870	916	-	394	2,180	-	1,170	-	488	1,658
Metals contract liability	-	-	-	44,618	44,618	-	-	-	40,868	40,868
Silver contract liability	-	-	-	28,566	28,566	-	-	-	18,193	18,193
Convertible debenture	-	-	-	-	-	-	-	-	10,849	10,849
Royalty payable	-	-	-	3,062	3,062	-	-	-	2,762	2,762
Post-employment benefit obligations	-	3,108	-	-	3,108	-	3,892	-	-	3,892
Decommissioning provision	2,693	5,716	4,064	-	12,473	2,129	5,346	3,914	-	11,389
Deferred tax liabilities	33	-	-	-	33	48	-	-	-	48
Total liabilities	$25,012	$21,715	$7,335	$130,425	$184,487	$24,317	$21,097	$6,810	$86,967	$139,191
	Three-month period ended September 30, 2025					Three-month period ended September 30, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$13,099	$17,497	$-	$-	$30,596	$12,699	$9,627	$-	$-	$22,326
Cost of sales	(8,190)	(11,948)	-	-	(20,138)	(9,426)	(10,839)	-	-	(20,265)
Depletion and amortization	(707)	(2,142)	(797)	(58)	(3,704)	(2,243)	(2,769)	(862)	(40)	(5,914)
Care and maintenance costs	-	(216)	(740)	-	(956)	-	(175)	(559)	-	(734)
Corporate general and administrative	-	-	-	(5,933)	(5,933)	-	-	-	(1,671)	(1,671)
Exploration costs	(962)	(715)	(32)	-	(1,709)	(112)	(788)	(32)	-	(932)
Accretion on decommissioning provision	(54)	(60)	(43)	-	(157)	(59)	(56)	(42)	-	(157)
Interest and financing income (expense)	(34)	(76)	44	(1,644)	(1,710)	(796)	(119)	12	(3,516)	(4,419)
Foreign exchange gain (loss)	(367)	-	-	(1,510)	(1,877)	475	-	-	698	1,173
Gain on disposal of assets	-	-	1	-	1	-	-	-	-	-
Loss on metals contract liabilities	-	-	-	(12,316)	(12,316)	-	-	-	(5,330)	(5,330)
Other gain on derivatives	-	-	-	2,916	2,916	-	-	-	178	178
Fair value loss on royalty payable	-	-	-	(19)	(19)	-	-	-	(216)	(216)
Income (loss) before income taxes	2,785	2,340	(1,567)	(18,564)	(15,006)	538	(5,119)	(1,483)	(9,897)	(15,961)
Income tax expense	(702)	-	-	-	(702)	(198)	-	-	-	(198)
Net income (loss) for the period	$2,083	$2,340	$(1,567)	$(18,564)	$(15,708)	$340	$(5,119)	$(1,483)	$(9,897)	$(16,159)
	Nine-month period ended September 30, 2025					Nine-month period ended September 30, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$36,435	$44,635	$-	$-	$81,070	$41,094	$35,297	$-	$-	$76,391
Cost of sales	(30,781)	(33,975)	-	-	(64,756)	(32,905)	(29,960)	-	-	(62,865)
Depletion and amortization	(3,607)	(9,424)	(2,506)	(173)	(15,710)	(6,892)	(9,018)	(2,589)	(119)	(18,618)
Care and maintenance costs	-	(445)	(1,139)	-	(1,584)	-	(445)	(2,752)	-	(3,197)
Corporate general and administrative	-	-	-	(18,521)	(18,521)	-	-	-	(5,036)	(5,036)
Exploration costs	(2,203)	(1,617)	(87)	-	(3,907)	(486)	(2,286)	(76)	-	(2,848)
Accretion on decommissioning provision	(162)	(178)	(131)	-	(471)	(182)	(165)	(122)	-	(469)
Interest and financing income (expense)	(128)	(268)	131	(3,300)	(3,565)	(965)	(317)	41	(6,789)	(8,030)
Foreign exchange gain (loss)	(844)	-	-	1,951	1,107	1,042	-	-	(881)	161
Gain on disposal of assets	-	-	967	-	967	-	-	-	-	-
Loss on metals contract liability	-	-	-	(26,889)	(26,889)	-	-	-	(10,044)	(10,044)
Other gain (loss) on derivatives	-	-	-	3,625	3,625	-	-	-	(566)	(566)
Fair value loss on royalty payable	-	-	-	(300)	(300)	-	-	-	(729)	(729)
Income (loss) before income taxes	(1,290)	(1,272)	(2,765)	(43,607)	(48,934)	706	(6,894)	(5,498)	(24,164)	35,850)
Income tax expense	(795)	-	-	-	(795)	(469)	-	-	-	(469)
Net loss for the period	$(2,085)	$(1,272)	$(2,765)	$(43,607)	$(49,729)	$237	$(6,894)	$(5,498)	$(24,164)	$(36,319)